Restatement of Previously Issued Financial Statements - Summary of restatements on the Consolidated Statement of Cash Flows (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cash, beginning of the period	$ 969	$ 609	$ 609	$ 31
Net cash provided by (used in) operating activities	(15,355)	(10,461)	(19,495)	(14,819)
Net cash provided by (used in) investing activities	8,557	2,464	5,974	3,502
Cash, end of the period	814	2,393	969	609
As Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cash, beginning of the period	286
Net cash provided by (used in) operating activities	19,011
Net cash provided by (used in) investing activities	(27,008)
Cash, end of the period	2,070		286
Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cash, beginning of the period	323
Net cash provided by (used in) operating activities	(29,472)
Net cash provided by (used in) investing activities	29,472
Cash, end of the period	323		323
As Restated [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cash, beginning of the period	609
Net cash provided by (used in) operating activities	(10,461)
Net cash provided by (used in) investing activities	2,464
Cash, end of the period	2,393		609
As Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cash, beginning of the period	969	609	609	31
Net cash provided by (used in) operating activities			13,091	12,354
Net cash provided by (used in) investing activities			(26,612)	(23,671)
Cash, end of the period			969	609
Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cash, beginning of the period	0	0	0	0
Net cash provided by (used in) operating activities			(32,586)	(27,173)
Net cash provided by (used in) investing activities			32,586	27,173
Cash, end of the period			0	0
As Restated [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cash, beginning of the period	$ 969	$ 609	609	31
Net cash provided by (used in) operating activities			(19,495)	(14,819)
Net cash provided by (used in) investing activities			5,974	3,502
Cash, end of the period			$ 969	$ 609